Earnings per share (Tables)	12 Months Ended
Dec. 31, 2018
Earnings Per Share [Abstract]
Computation of Basic and Diluted Earnings Per Share
Basic and diluted net earnings per share for each period presented are calculated as follows:

	December 31,
	2016	2017	2018
	US$	US$	US$
Numerator:
Net income attributable to Xinyuan Real Estate Co., Ltd. Shareholders – basic	72,977,548	63,627,551	73,034,549
Net income attributable to Xinyuan Real Estate Co., Ltd. shareholders – diluted	72,977,548	63,627,551	73,034,549
Denominator:
Weighted average number of shares outstanding, basic*	133,261,510	128,704,610	127,129,478
Stock options	1,271,209	1,877,785	1,728,058
Restricted stock units	3,120,310	1,023,474	283,294

Weighted average number of shares outstanding-diluted	137,653,029	131,605,869	129,140,830

Basic earnings per share	0.55	0.49	0.57

Diluted earnings per share	0.53	0.48	0.57

*
The restricted shares repurchased by the trustee that are unvested are excluded from the number of shares outstanding for purposes of computing basic earnings per share in accordance with ASC 260. However, these unvested restricted shares are factored into the computation of diluted earnings per share using the treasury stock method.